                             THE AAL MUTUAL FUNDS

                                  Prospectus

                             Class A and B Shares

                                 June 27, 2003

                        The AAL Aggressive Growth Fund

                          The AAL International Fund

                          The AAL Capital Growth Fund

                          The AAL Equity Income Fund

                          The AAL Municipal Bond Fund

                           The AAL Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

--------------------------------------------------------------------------------

The AAL Aggressive Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies with large market capitalizations. Thrivent
Investment Management Inc. ("Thrivent Investment Mgt." or the "investment advsier") uses fundamental and technical investment research techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.

The investment adviser defines large market capitalization according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
April 30, 2003, companies with large market capitalizations are those with market capitalizations of at least $8.8 billion.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Investment Risks

The AAL Aggressive Growth Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well managed smaller companies when stocks of larger companies are out of favor.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 2001    2002
-------  -------
-32.38%  -32.18%

The Fund's year-to-date return as of March 31, 2003 was -1.41%.

Best Quarter:  Q4 '01  +9.43%
Worst Quarter: Q1 '01 -23.83%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)
                                                        Since
                                                      Inception
                                                       of Fund
                                            1 Year    (07/01/00)
The AAL Aggressive Growth Fund
 Class A (before taxes)                     -35.87%      -35.51%
 Class A (after taxes on distributions)     -35.87%      -35.51%
 Class A (after taxes on distributions and
 redemptions)                               -22.02%      -26.25%
----------------------------------------------------------------
Class B                                     -35.44%      -35.51%
----------------------------------------------------------------
S&P 500 Index/1/                            -22.10%      -17.38%
----------------------------------------------------------------
Russell 1000 Growth/2,3/                    -27.88%      -28.95%
----------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 1000 Growth Index is an unmanaged Index comprised of those
   Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.
/3/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.80%    0.80%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          1.60%    1.94%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                2.65%    3.74%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $803 $1,328 $1,878 $3,369
----------------------------------------

Class B shares $876 $1,443 $2,030 $3,422
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $803 $1,328 $1,878 $3,369
----------------------------------------

Class B shares $376 $1,143 $1,930 $3,422
----------------------------------------

The AAL International Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in foreign stocks and convertible foreign securities of at least three different countries. The Fund may invest in equity securities, and securities convertible into equity securities, of issuers organized under the laws of, headquartered in, whose principal operations are located in, or whose common equity securities are principally traded in developed and emerging market countries.
For all purposes, the Fund's investment subadviser, Oechsle International
Advisors, LLC ("Oeschsle"), may base its view on the location of an issuer on any one, or a combination, of the following factors: (1) the location of the market in which the issuer's securities principally trade; (2) the location of the issuer's corporate headquarters; (3) the location of the issuer's legal domicile; (4) the location of the majority of the issuer's operations; (5) the location where the majority of the issuer's revenues are generated; or (6) the relevant index categorization of the issuer.

The Fund may invest in both mature and emerging markets. A country in the beginning stages of developing its economy is an emerging market. Developing countries have less diverse economic structures and less stable political systems than those of developed countries. Consequently, markets of developing countries may be more volatile than the markets of more mature economies.

Oechsle focuses on stocks primarily trading in the United Kingdom, Western
Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging (for example, Indonesia and Argentina).
Oechsle does not have any limits on the extent to which the Fund can invest in either mature or emerging markets. The Fund may invest up to 100% of total assets in emerging markets.

Oechsle uses a bottom-up approach to investing. Using this approach, Oechsle identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to Oechsle's expectations and Oechsle believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL International Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Foreign securities risk exists when the Fund invests in foreign securities, which are generally riskier than U.S. securities.
Political, social and economic events as well as natural disasters may all impact a country's economy and cause investments in issuers located in that country to decline in value. Developing countries are much more sensitive to any such event. Additionally, foreign securities are often paid for in currencies of foreign countries, thereby subjecting the Fund to currency exchange rate fluctuations. This means that the value of securities could increase or decrease due to variations in the relative value or buying power of
U.S. and foreign currencies.

Emerging Markets Risk. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on August 1, 1995, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1996   1997    1998    1999    2000     2001     2002
------  -----  ------  ------  -------  -------  -------
12.21%  0.97%  11.06%  39.66%  -18.12%  -26.32%  -19.96%

The Fund's year-to-date return as of March 31, 2003 was -10.46%.

Best Quarter  Q4 '99 +23.40%
Worst Quarter Q3 '02 -20.97%

                     AVERAGE ANNUAL TOTAL RETURNS
                  (PERIODS ENDING DECEMBER 31, 2002)

                                                 Since        Since
                                               Inception    Inception
                                                of Fund     of Class B
                           1 Year    5 Years   (08/01/95)   (01/08/97)
The AAL International Fund
 Class A (before taxes)    -24.40%    -6.68%       -2.74%          N/A
 Class A (after taxes on
 distributions)            -24.41%    -7.26%       -3.68%          N/A
 Class A (after taxes on
 distributions and
 redemptions)              -14.87%    -5.22%       -2.30%          N/A
----------------------------------------------------------------------
Class B                    -23.95%    -6.68%          N/A       -5.44%
----------------------------------------------------------------------
MSCI EAFE Index/1/         -15.94%    -2.89%          N/A          N/A
----------------------------------------------------------------------
/1/The Morgan Stanley Capital International, Europe, Australasia, Far East
   Index (EAFE Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The EAFE Index currently includes stocks from 21 countries. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL International Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.62%    0.62%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.84%    1.56%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                1.71%    3.18%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $714 $1,059 $1,427 $2,458
----------------------------------------
Class B shares $821 $1,280 $1,764 $2,668
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $714 $1,059 $1,427 $2,458
----------------------------------------
Class B shares $321   $980 $1,664 $2,668
----------------------------------------

The AAL Capital Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks, not including convertible securities. Generally, the investment adviser focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. The investment adviser looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Fund focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Fund does not invest in bonds for capital growth or for long time periods.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment advisers expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Capital Growth Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 16, 1987, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, share of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares.
The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

1993    1994    1995    1996    1997    1998    1999    2000    2001     2002
-----  ------  ------  ------  ------  ------  ------  ------  -------  -------
6.06%  -1.38%  31.00%  22.05%  33.57%  28.19%  22.61%  -1.09%  -13.95%  -22.75%

The Fund's year-to-date return as of March 31, 2003 was -2.18%.

Best Quarter  Q4 '98 +21.92%
Worst Quarter Q3 '02 -17.71%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                           Since
                                                         Inception
                                                         of Class B
                          1-Year    5-Years   10-Years   (01/08/97)
The AAL Capital Growth
Fund
 Class A (before taxes)   -26.99%    -0.47%      8.11%          N/A
 Class A (after taxes on
 distributions)           -27.07%    -0.93%      7.14%          N/A
 Class A (after taxes on
 distributions and
 redemptions)             -16.57%    -0.32%      6.52%          N/A
-------------------------------------------------------------------
Class B                   -26.63%    -0.36%        N/A        4.45%
-------------------------------------------------------------------
S&P 500 Index/1/          -22.10%    -0.59%      9.35%        4.23%
-------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Capital Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.54%     0.54%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               0.23%     0.62%
---------------------------------------------
Total Annual Fund Operating
Expenses                     1.02%     2.16%
---------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $648 $857  $1,082 $1,729
---------------------------------------

Class B shares $719 $976  $1,259 $1,805
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $648 $857  $1,082 $1,729
---------------------------------------

Class B shares $219 $676  $1,159 $1,805
---------------------------------------

The AAL Equity Income Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in income-producing equity securities. The investment adviser focuses on equity securities including securities convertible into equity securities that offer higher-than-average dividend yields compared to stocks comprising the S&P 500
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days' prior to such a change.

The Fund seeks capital growth by attempting to select income-producing equity securities of large companies that the investment adviser believes are under-priced relative to the securities of companies with comparable fundamentals.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Equity Income Fund is subject to the following primary investment risk.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on March 18, 1994, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The tables includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1995   1996    1997    1998   1999   2000    2001    2002
------  -----  ------  ------  -----  -----  ------  -------
29.17%  4.81%  22.37%  13.29%  4.09%  9.51%  -8.14%  -24.09%

The Fund's year-to-date return as of March 31, 2003 was -4.61%.

Best Quarter  Q4 '98 +15.04%
Worst Quarter Q3 '02 -17.51%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                           Since
                                              Since      Inception
                                            Inception    of Class B
                        1 Year    5 Years   (03/18/94)   (01/08/97)
The AAL Equity Income
Fund
Class A (before taxes)  -28.26%    -3.18%        3.11%          N/A
Class A (after taxes on
distributions)          -28.57%    -4.10%        1.91%          N/A
Class A (after taxes on
distributions and
redemptions)            -17.33%    -2.63%        2.16%          N/A
-------------------------------------------------------------------
Class B                 -27.85%    -3.05%          N/A        0.85%
-------------------------------------------------------------------
S&P 500/Barra Value
Index/1/                -20.86%    -0.85%        8.32%        3.59%
-------------------------------------------------------------------

/1/The S&P 500/Barra Value Index is an unmanaged capitalization weighted index composed of the lowest price-to-book securities in the S&P 500 Index. This
   Index is designed so that approximately one-half of the S&P 500 Index market capitalization is characterized as "value" and the other half as "growth."
   The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Equity Income Fund./1/

SHAREHOLDER FEES
(fees paid directly from              CLASS A    CLASS B
your investment)                      SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                       5.50%     None
--------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)       1.00%/2/    5.00%
--------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted       CLASS A   CLASS B
from Fund assets)                 SHARES    SHARES
Management Fees                    0.45%     0.45%
---------------------------------------------------
Distribution (12b-1) Fees          0.25%     1.00%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.37%     0.72%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           1.07%     2.17%
---------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $653 $872  $1,108 $1,784
---------------------------------------
Class B shares $720 $979  $1,264 $1,841
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $653 $872  $1,108 $1,784
---------------------------------------
Class B shares $220 $679  $1,164 $1,841
---------------------------------------

The AAL Municipal Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Investment Strategies

Under normal circumstances, the Fund invests as least 80% of net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income tax. However, the Fund may invest in certain bonds that are subject to the alternative minimum tax as discussed below. Of the 80% invested in municipal bonds, at least 75% is invested in bonds rated within the three highest rating categories assigned by at least one
Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities.
A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds). Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

The Fund may invest 25% or more of total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

The Fund may purchase certain tax-exempt bonds that involve a private purpose.
The interest paid on these private activity bonds is subject to the alternative minimum tax (AMT paper). The investment adviser limits the Fund's purchases of
AMT paper to 25% of the Fund's total assets.

Investment Risks

The AAL Municipal Bond Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Derivative Risk. Derivative risk exists when the Fund uses derivative instruments such as futures, options and swaps to hedge or protect the Fund from adverse movements in securities prices and interest rates.

Tax Risk. Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses,  but not sales charges.  If sales charges were included,  returns would be lower than those shown. The table includes the effects of Fund  expenses and maximum sales charges for each class, and assumes  that you sold your shares at the end of the period.  The  after-tax returns  for Class A shares  of the Fund are  calculated  using  the  historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact  of  state  and  local  taxes.  Actual  after-tax  returns  depend  on an investor's tax situation and may differ from those shown, and after-tax  returns are not relevant to investors  who hold their Fund shares  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for
Class B shares will vary.

The Fund commenced operations on July 16, 1987, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1993    1994    1995   1996    1997   1998    1999    2000   2001   2002
------  ------  ------  -----  ------  -----  ------  ------  -----  -----
11.28%  -5.68%  18.24%  4.39%  10.34%  5.98%  -5.64%  12.01%  5.60%  8.44%

The Fund's year-to-date return as of March 31, 2003 was 1.01%.

Best Quarter  Q1 '95 +6.75%
Worst Quarter Q1 '94 -5.27%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                                        of Class B
                          1 Year   5 Years   10 Years   (01/08/97)
The AAL Municipal Bond
Fund
 Class A (before taxes)    3.59%     4.15%      5.76%          N/A
 Class A (after taxes on
 distributions)            3.56%     4.01%      5.53%          N/A
 Class A (after taxes on
 distributions and
 redemptions)              3.90%     4.15%      5.47%          N/A
------------------------------------------------------------------
Class B                    3.62%     4.22%        N/A        5.33%
------------------------------------------------------------------
Lehman Municipal Bond
Index/1/                   9.60%     6.06%      6.71%          N/A
------------------------------------------------------------------

/1/The Lehman Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Municipal Bond Fund./1/

SHAREHOLDER FEES
(fees paid directly from your        CLASS A    CLASS B
investment)                          SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     4.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from     CLASS A    CLASS B
Fund assets)                         SHARES     SHARES
Management Fees                         0.45%    0.45%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.09%    0.11%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                0.79%    1.56%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A Shares $527 $691  $869  $1,384
--------------------------------------
Class B Shares $659 $793  $950  $1,372
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $527 $691  $869  $1,384
--------------------------------------
Class B shares $159 $493  $850  $1,372
--------------------------------------

The AAL Money Market Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Investment Strategies

The Fund invests in high-quality, dollar-denominated, short-term debt securities. The investment adviser tries to maintain a $1 share price for the
Fund. The Fund invests in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. Portfolio turnover will be high for the Fund due to the short duration of securities, which require replacement by new issues.

Investment Risks

The AAL Money Market Fund is subject to the following primary investment risks.

Market Risk. Over time stocks markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal
Reserve in its monetary policy.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.

An investment in The AAL Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on March 10, 1988, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
2.03%  2.93%  4.90%  5.20%  5.19%  4.88%  4.60%  5.82%  3.59%  1.04%

The Fund's year-to-date return as of March 31, 2003 was 0.15%.

Best Quarter  Q3 '00 +1.49%
Worst Quarter Q4 '02 +0.25%

The 7-day yield for the period ended December 31, 2002 for The AAL Money Market
Fund Class A shares was 0.78%.

                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2002)

                                                     Since
                                                   Inception
                                                   of Class B
                     1 Year   5 Years   10 years   (01/08/97)
The AAL Money Market
Fund
Class A               1.04%     3.97%      4.01%          N/A
-------------------------------------------------------------
Class B              -3.60%     3.02%        N/A        3.35%
-------------------------------------------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Money Market Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)          None      None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)        None     5.00%
------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A   CLASS B
from Fund assets)                    SHARES    SHARES
Management Fees                       0.50%     0.50%
------------------------------------------------------
Distribution (12b-1) Fees            0.125%    0.875%
------------------------------------------------------
Other Expenses                       0.295%    0.245%
------------------------------------------------------
Total Annual Fund Operating
Expenses                              0.92%     1.62%
------------------------------------------------------
Expense Reimbursement/2/              0.10%     0.40%
------------------------------------------------------
Net Expenses                          0.82%     1.22%
------------------------------------------------------
/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to reimburse certain expenses associated with operating AAL Money Market Fund equal in the aggregate 0.10% of the average daily net assets of the Class A shares of the Fund and 0.40% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------

Class A shares  $94 $293  $509  $1,131
--------------------------------------

Class B shares $665 $811  $981  $1,485
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years Years*
--------------------------------------

Class A shares  $94 $293  $509  $1,131
--------------------------------------

Class B shares $165 $511  $881  $1,485
--------------------------------------

Management, Organization and Capital Structure
--------------------------------------------------------------------------------

Investment Adviser

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth
Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds of The AAL Mutual Funds (the "Trust"). Thrivent Investment
Mgt. and its affiliates have been in the investment advisory business since
1970 and managed approximately $57.3 billion in assets as of March 31, 2003, including approximately $10.1 billion in mutual fund assets. Thrivent Investment
Mgt. Provides investment research and supervision of the Funds' investments.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except The AAL International Fund. For The AAL
International Fund, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the
Board of Trustees of the Fund, one or more subadvisers to manage the investments of The AAL International Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Fund. Thrivent Investment
Mgt. has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Trust have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment
Mgt. and the Trust, with the approval of the Trust's Board of Trustees, to retain a subadviser for the Funds, or subsequently change the subadviser, without submitting the investment subadvisory agreement or material amendments to the agreement to a vote of the shareholders of the Funds. Thrivent Investment
Mgt. will notify shareholders in the event that it adds a subadviser or changes the identity of the subadviser of a Fund.

Advisory Fees
Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.
During the fiscal year ended April 30th, 2003, Thrivent Investment Mgt.
received the following advisory fees, expressed as a percentage of the Fund's net assets.*

FUND                                ADVISORY FEE
The AAL Aggressive Growth Fund.....    0.80%
The AAL International Fund.........    0.62%
The AAL Capital Growth Fund........    0.54%
The AAL Equity Income Fund.........    0.45%
The AAL Municipal Bond Fund........    0.45%
The AAL Money Market Fund..........    0.50%

* The Funds may invest cash in The AAL Money Market Fund, subject to certain conditions. In order to avoid duplicate investment advisory fees, Thrivent
  Investment Mgt. reimburses the Fund the amount of investment advisory fees attributable to the Fund's investment in The AAL Money Market Fund. This table does not reflect the effects of any reimbursements.

Portfolio Management

The AAL Aggressive Growth Fund
Scott A. Vergin has served as portfolio manager of The AAL Aggressive Growth
Fund since 2002. Mr. Vergin also has served as portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Growth Fund since 2002 and the LB Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Investment Mgt. since 1984.

The AAL International Fund
Thrivent Investment Mgt. has engaged Oechsle International Advisors, LLC
("Oechsle"), located at One International Place, Boston, Massachusetts 02110.
Oechsle was founded in 1986. The firm specializes in international and global investments for institutional clients from its offices located in Boston,
London, Frankfurt and Tokyo. As of March 31, 2003, the firm managed over $10.5 billion in assets.

Oechsle utilizes a team approach to manage the Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework for country allocations and contributes individual stock selections. The portfolio manager primarily responsible for overseeing Oechsle's management of the Portfolio since it commenced operation on March 2, 1998 is Kathleen Harris.
Ms. Harris joined Oechsle as a portfolio manager in January 1995 and has been a principal since January 1997.

The AAL Capital Growth Fund
Frederick L. Plautz has managed the day-to-day Fund investments since November
1, 1995. Mr. Plautz has also served as a portfolio manager of The AAL Balanced
Fund since 1997, and he has served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Fund since 2002 and
Capital Growth Portfolio since 2001. Mr. Plautz has been with Thrivent
Investment Mgt. since 1995.

The AAL Equity Income Fund
The AAL Equity Income Fund is managed by a team of investment professionals from Thrivent Investment Mgt

The AAL Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of the Fund since
April 1, 2002. Ms. Grangaard has also served as portfolio manager of The
Lutheran Brotherhood Municipal Bond Fund, a series of an affiliated mutual fund group, since 2002. Ms. Grangaard has been a portfolio manager with Thrivent
Investment Mgt. since 1994.

The AAL Money Market Fund
William D. Stouten has served as the portfolio manager of The AAL Money Market
Fund since October 10, 2003.  Mr. Stouten has been with Thrivent Investment Mgt.
since 2001, and he has served as a research analyst/trader for the money market funds at Thrivent Financial from 2001 to 2003. Prior to joining Thrivent
Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur
Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Investment Mgt. and Oechsle may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor's Trademarks

"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500,"
"Standard & Poor's MidCap 400 Index," "S&P MidCap 400 Index," "Standard &Poor's
SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent
Financial. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information for
additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information
--------------------------------------------------------------------------------

How to Contact Us
By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
        The AAL Mutual Funds
        P.O. Box 219347
        Kansas City, MO  64121-9347

By Mail (Additional Investments):
        The AAL Mutual Funds
        P.O. Box 219334
        Kansas City, MO  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        The AAL Mutual Funds
        P.O. Box 219348
        Kansas City, MO  64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor
        Kansas City, MO  64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Fund receives your payment or redemption request.

The AAL Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by The AAL Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the .

Each other Fund determines the NAV for a particular class by dividing the total
Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial and certain other third parties to receive orders for the purchase and redemption of shares of the Funds.

Choosing a Class of Shares

This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                   CLASS A SHARES                               CLASS B SHARES
Sales Charges      Initial sales charge at time of investment   Contingent Deferred Sales Charge
                   of up to 5.5% for equity funds and 4.5%      ("CDSC") of 5% to 1%, depending on
                   for fixed income funds depending on          how long you hold your shares before
                   amount of investment                         you redeem them. There is no CDSC
                                                                after five years
----------------------------------------------------------------------------------------------------------
Rule 12b-1         None                                         0.75%. Class B shares convert
Distribution Fee                                                automatically to Class A shares after five
                                                                years
----------------------------------------------------------------------------------------------------------
Rule 12b-1         0.25% each year of average daily net         0.25% each year of average daily net
Shareholder        assets (0.125% for AAL Money Market          assets (0.125% for The AAL Money
Servicing Fee      Fund)                                        Market Fund)

  Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee. Under its 12b-1 plan, the Funds pay Thrivent
  Investment Mgt. shareholder servicing fees for Class A and Class B shares, and distribution fees for the sale and distribution of Class B shares. Those fees are paid out of a Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of The AAL Aggressive Growth Fund, The AAL International Fund, The AAL
Capital Growth Fund and The AAL Equity Income Fund.

              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT
Less than $50,000                                    5.5%                 5.82%
$50,000 and above but less than $100,000             4.5%                 4.71%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of The AAL Municipal Bond Fund.

              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT
Less than $50,000                                    4.5%                 4.71%
$50,000 and above but less than $100,000             4.0%                 4.17%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways to Eliminate or Reduce the Initial Sales Charges
o Rights of Accumulation: You can combine the value of all shares of any class of the Funds (except The AAL Money Market Fund) that you or members of your family, who live with you own, to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of The AAL Money Market
  Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan. Rights of accumulation do not apply to shares which you own in The Lutheran Brotherhood Family of Funds or shares which you purchase by exchanging shares of The Lutheran Brotherhood
  Family of Funds.

o Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds, except The AAL Money Market Fund, will not be subject to any initial sales charge.

o Thirteen-month Letter of Intent: If you intend to accumulate $50,000 or more, including the value of purchases made during the previous 90 days, in Class A or Class B shares of one or more of the Funds (except The AAL Money Market
  Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares. The Letter of
  Intent does not apply to shares which you own in The Lutheran Brotherhood
  Family of Funds or shares which you purchase by exchanging shares of The
  Lutheran Brotherhood Family of Funds.

o Reinvestment upon Redemption: Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than The
  AAL Money Market Fund, or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

o Surrender or Dividend Withdrawal: If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent
  Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance
  Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

o Amount Invested From Close-out of Small Class B Account: If you redeem a
  Class B Account which is below $500 and instruct that the proceeds should be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

o Investment Advisory Program: Class A shares purchased in connection with a fee-based investment advisory program offered by Thrivent Investment Mgt.
  will not be subject to any sales charge.

o Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and
  501(c)(13) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

                                This % of net asset value at
                                    the time of purchase
When you sell shares in this     (or of sale, if lower) is
 year after you bought them     deducted from your proceeds

      1st Year........................................ 5%

      2nd Year........................................ 4%

      3rd Year........................................ 3%

      4th Year........................................ 2%

      5th Year........................................ 1%

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time. There is no CDSC on exchanges into Class B shares of the other Funds. The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. However, if you exchange Class A shares of The AAL Money Market Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC. The amount of any CDSC will be paid to Thrivent Investment Mgt., the broker-dealer for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases,
Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead.

Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

o Increases in the net asset value of Class B shares above the purchase price;
o Class B shares purchased through reinvestment of dividends and capital gains distributions;
o Class B shares purchased more than five years prior to redemption;
o Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living"
  or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);
o Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or
o Redemption of a Class B Share account which is below $500 with instructions to purchase additional shares of an existing Class A Share account in order to meet the required minimum amount for the Fund.

Conversion of Class B Shares to Class A Shares
Your Class B shares will automatically convert into Class A shares of the same
Fund after five years and consequently will no longer be subject to the higher expenses borne by Class B shares.

Buying Shares

Opening an Account
You must open an account for each Fund that you want to purchase. Your Thrivent
Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

                                               FIRST   ADDITIONAL
               REGULAR ACCOUNT                PURCHASE PURCHASES
               --------------------------------------------------
               All Funds except The AAL Money
               Market Fund                     $1,000     $ 50
               --------------------------------------------------
               The AAL Money Market Fund       $1,500     $100
               --------------------------------------------------

               IRA OR TAX-DEFERRED PLAN
               --------------------------------------------------
               All Funds except The AAL Money
               Market Fund                     $  500     $ 50
               --------------------------------------------------
               The AAL Money Market Fund       $  500     $100
               --------------------------------------------------

                                                   MINIMUM MONTHLY
                                                     AMOUNT PER
             AUTOMATIC INVESTMENT PLAN                 ACCOUNT
             -----------------------------------------------------
             All Funds except The AAL Money Market
             Fund                                       $ 50
             -----------------------------------------------------
             The AAL Money Market Fund                  $100
             -----------------------------------------------------

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order.
Orders that are received before the close of regular trading on the NYSE
(generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the
NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

o By mail; or
o By wire transfer.

Initial Purchases by Mail

To buy shares of the Funds by mail:

o Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
o Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Step 1: Call our Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

      o Your account registration;
      o The name of the Fund(s) in which you want to invest;
      o The Class of shares you wish to buy;
      o Your address;
      o Your Social Security or tax identification number;
      o The dollar amount;
      o The name of the wiring bank; and
      o The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

      Wire transfer to:
        State Street Corp.
        225 Franklin Street
        Boston, MA  02101
        ABA #011000028
        Account #4195-538-6

      Credit:
        Thrivent Financial Investor Services as Agent for the benefit of The
        AAL Mutual Funds

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]

      Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3: Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

o By mail;
o By telephone;
o By the Internet;
o By wire transfer; or
o Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific
Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the
Request for Telephone Purchase option on the application. Once you have selected this option, you can call our Interaction Center at (800) THRIVENT
(847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet
(pre-authorized bank information is required prior to purchase). The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.
In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, MA  02101
   ABA #011000028
   Account #4195-538-6

 Credit:
   Thrivent Financial Investor Services as Agent for the benefit of The AAL
   Mutual Funds

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or our Interaction
Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank Withdrawal Plan. Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified--which may not be less than $50 per account for all Funds except The AAL Money Market Fund and $100 per account for The AAL Money Market
Fund on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account. The automatic exchange plan allows investors to select the transaction date. All such investments must be at least $50 for all Funds and will be subject to the applicable sales charge.
To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent
Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. The Fund does not accept cash. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Fund may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Fund reserves the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. generally mails written confirmation of your purchases, except for additional purchases in The AAL Money Market Fund, within five business days following the date of your purchase. It mails confirmation of additional purchases in The AAL Money Market Fund monthly and confirmation of your automatic investment plan transactions at least quarterly. For information about your shares, please contact the Thrivent Investment Mgt.
Interaction Center at (800) THRIVENT (847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares. Once the Fund receives your request for redemption, the Fund will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

o By mail;
o By telephone;
o By the Internet;
o By wire transfer; or
o Through the Systematic Withdrawal Plan.

Redemptions by Mail
Step 1: Prepare a written request including the following information:

      o Name(s) of the account owner(s);
      o Your account number;
      o The name of the Fund(s) whose shares are being redeemed; and
      o Dollar or share amount you wish to redeem.

      If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

      You must have a Medallion Signature Guarantee if you want to do any of the following:

      o Sell shares with a value of more than $100,000;
      o Send the proceeds to an address other than the one listed for your account; or
      o Make the check payable to someone other than the account owners(s).

      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature
      Guarantee may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.

Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call our Interaction Center at (800) THRIVENT
(847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

o Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
o There has been no change of address in the preceding 30 days;
o The request is for $100,000 or less;
o Shares to be redeemed cannot be in certificate form; and
o If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

o A fee of up to $30 may be assessed for redemptions by wire.
o If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
o This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

o You need a minimum of $5,000 in your account to start the plan.
o You can select the date(s) on which the money is withdrawn.
o To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Thrivent Investment Mgt. Interaction Center.
o Money can be sent by check or electronic funds transfer.
o To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
o Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

The AAL Money Market Fund Checks (Class A Shares Only)

You can write checks on The AAL Money Market Fund account, except for Class B shares, if you complete a check writing signature card and agreement. You can request checks on your Funds application or in writing. We do not charge a fee for supplying your checks. The following rules and/or guidelines apply:

o The checks you write on The AAL Money Market Fund must be for $500 or more.
  (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
o Our transfer agent may impose reasonable fees for each check that is returned.
o Unless you purchased shares by wire, you must wait up to 10 business days after you purchase The AAL Money Market Fund shares to write checks against that purchase.
o Unless you redeem via the Internet, you need a written request--not a check--to close The AAL Money Market Fund account. Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Class A shares of your Funds for Class A shares of the Lutheran Brotherhood Family of Funds.
If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of The AAL Money Market Fund which you did not obtain through an exchange, you may exchange any or all of those shares for Class B shares of another Fund. The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares of any of the Funds or Institutional Class shares of The Lutheran Brotherhood
Family of Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.
Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
o By mail;
o By telephone; or
o By the Internet.

Exchanges by Mail

Prepare and mail a written request including the following information:

o Name(s) of the account owner(s);
o Your Fund(s) and account number(s);
o Dollar or share amount you wish to exchange;
o The name of the Fund(s) and account number(s) you are exchanging into; and
o Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call our Interaction
Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions. You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800)
THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below $1,000 and may redeem shares in any account if the value of shares in the account falls below $500. Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

Distributions
--------------------------------------------------------------------------------

Dividends

Dividends are declared and paid as follows:

--declared daily and paid
 monthly                  The AAL Municipal Bond Fund
                          The AAL Money Market Fund

--declared and paid
 quarterly                The AAL Equity Income Fund

--declared and paid semi-
 annually                 The AAL Capital Growth Fund

--declared and paid
 annually                 The AAL Aggressive Growth Fund
                          The AAL International Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending April 30.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

o Full Reinvestment. Distributions from the Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

o Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds.

o All Cash. Distributions will be paid in cash. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes
--------------------------------------------------------------------------------

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other oridnary income distributions. Distributions of other net capital gains by the Fund are taxable as ordinary income.
Distributions of other net capital gains by the Fund are generally taxable as capital gains-in most cases, at different rates from those that apply to ordinary income. We expect that distributions from The AAL Aggressive Growth
Fund and The AAL International Fund will consist primarily of capital gains and that distributions from The AAL Capital Growth Fund, The AAL Equity Income
Fund, The AAL Municipal Bond Fund, and The AAL Money Market Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (I)
the automatic conversion of Class B shares to Class A shares, or (ii) exchanges of Class A or Class B shares of the Fund for Institutional Class shares of the same Fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

The AAL Municipal Bond Fund

Dividends derived from the interest earned on municipal securities constitute
"exempt-interest dividends" and are generally not subject to federal income tax. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains.
Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders receiving Social Security benefits, the federal government requires you to add tax-exempt income including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your
Social Security benefits will be subject to federal income tax. The Internal
Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.

The AAL International Fund

Foreign investments pose special tax issues for The AAL International Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to The AAL
International Fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

Other Securities And Investment Practices
--------------------------------------------------------------------------------

The principal investment strategies and risk factors of each Fund are outlined beginning on page B-3. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.
If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities. Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except The AAL
Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable
U.S. securities because the markets for foreign securities are less efficient.
Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure. Each of the Funds may have some international exposure
(including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.
As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
may have a subjective element.

Securities lending. Each of the Funds except The AAL Money Market Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives. Each of the Funds except The AAL Money Market Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds. Each of the Funds except The AAL Municipal Bond Fund and The
AAL Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Bonds. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a
Fund's transaction costs and may increase your tax liability.

During the fiscal year ending April 30, 2003, The AAL Aggressive Growth Fund had a portfolio turnover ratio of over 100%.

Initial public offering. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the
Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable
IPO investment opportunities.

Securities ratings. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than The AAL Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing. In response to market, economic, political or other conditions, each Fund (except The AAL Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended April
30, 2003, which is available upon request. The tables do not show the effect of a sales charge for any of the Funds.

The AAL Aggressive Growth Fund                                                                           Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year       Year        Period
                                                                                                 Ended      Ended       Ended
For a share outstanding throughout each period (a)                                             4/30/2003  4/30/2002  4/30/2001(e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $  4.53    $  6.70     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                                      (0.06)     (0.06)      (0.02)
Net realized and unrealized loss on investments (b)                                               (0.72)     (2.11)      (3.28)
Total from investment operations                                                                  (0.78)     (2.17)      (3.30)
Net asset value, end of period                                                                  $  3.75    $  4.53     $  6.70
Total return (c)                                                                                 (17.22)%   (32.39)%    (33.00)%
Net assets, end of period (in millions)                                                         $  30.2    $  34.9     $  35.3
Ratio of expenses to average net assets (d)                                                        2.64%      2.21%       2.12%
Ratio of net investment income/(loss) to average net assets (d)                                   (1.72)%    (1.34)%     (0.51)%
Portfolio turnover rate                                                                           204%        94%         70%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                                        2.65%      2.21%       2.12%
Ratio of net investment income/(loss) to average net assets (d)                                   (1.73)%    (1.34)%     (0.51)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 1, 2000.

The AAL Aggressive Growth Fund                                                                           Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year       Year        Period
                                                                                                 Ended      Ended       Ended
For a share outstanding throughout each period (a)                                             4/30/2003  4/30/2002  4/30/2001(e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $  4.44    $  6.65     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                                      (0.09)     (0.10)      (0.06)
Net realized and unrealized loss on investments (b)                                               (0.72)     (2.11)      (3.29)
Total from investment operations                                                                  (0.81)     (2.21)      (3.35)
Net asset value, end of period                                                                  $  3.63    $  4.44     $  6.65
Total return (c)                                                                                 (18.24)%   (33.23)%    (33.50)%
Net assets, end of period (in millions)                                                         $   3.3    $   3.4     $   3.0
Ratio of expenses to average net assets (d)                                                        3.73%      3.33%       3.32%
Ratio of net investment income/(loss) to average net assets (d)                                   (2.81)%    (2.46)%     (1.62)%
Portfolio turnover rate                                                                           204%        94%         70%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                                        3.74%      3.33%       3.32%
Ratio of net investment income/(loss) to average net assets (d)                                   (2.82)%    (2.46)%     (1.62)%

The AAL International Fund                                                                           Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.62    $ 10.56     $ 14.06     $11.35

Income From Investment Operations:
Net investment income/(loss)                                                         0.03       0.01        0.25          -
Net realized and unrealized gain/(loss) on investments (b)                          (1.92)     (1.84)      (3.24)      2.71
Total from investment operations                                                    (1.89)     (1.83)      (2.99)      2.71

Less Distributions from:
Net investment income                                                               (0.05)     (0.11)      (0.24)         -
Net realized gain on investments                                                        -          -       (0.27)         -
Total Distributions                                                                 (0.05)     (0.11)      (0.51)         -
Net asset value, end of period                                                    $  6.68    $  8.62     $ 10.56     $14.06
Total return (c)                                                                   (22.17)%   (17.27)%    (21.61)%    23.91%
Net assets, end of period (in millions)                                           $ 126.5    $ 166.5     $ 190.6     $226.7
Ratio of expenses to average net assets (d)                                          1.71%      1.56%       1.38%      1.36%
Ratio of net investment income/(loss) to average net assets (d)                      0.20%      0.08%       2.06%     (0.01)%
Portfolio turnover rate                                                              52%        63%         38%        44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.71%      1.56%       1.38%      1.41%
Ratio of net investment income/(loss) to average net assets (d)                      0.20%      0.08%       2.06%     (0.07)%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.15

Income From Investment Operations:
Net investment income/(loss)                                                        0.08
Net realized and unrealized gain/(loss) on investments (b)                          0.65
Total from investment operations                                                    0.73

Less Distributions from:
Net investment income                                                              (0.44)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.53)
Net asset value, end of period                                                    $11.35
Total return (c)                                                                    6.82%
Net assets, end of period (in millions)                                           $146.9
Ratio of expenses to average net assets (d)                                         1.74%
Ratio of net investment income/(loss) to average net assets (d)                     0.64%
Portfolio turnover rate                                                            101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.74%
Ratio of net investment income/(loss) to average net assets (d)                     0.64%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL International Fund                                                                           Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.50    $ 10.39     $ 13.75     $11.23

Income From Investment Operations:
Net investment income/(loss)                                                        (0.09)     (0.09)       0.10      (0.13)
Net realized and unrealized gain/(loss) on investments (b)                          (1.89)     (1.79)      (3.17)      2.65
Total from investment operations                                                    (1.98)     (1.88)      (3.07)      2.52

Less Distributions from:
Net investment income                                                                   -      (0.01)      (0.02)         -
Net realized gain on investments                                                        -          -       (0.27)         -
Total Distributions                                                                     -      (0.01)      (0.29)         -
Net asset value, end of period                                                    $  6.52    $  8.50     $ 10.39     $13.75
Total return (c)                                                                   (23.29)%   (18.09)%    (22.56)%    22.44%
Net assets, end of period (in millions)                                           $   6.4    $  10.3     $  13.7     $ 15.6
Ratio of expenses to average net assets (d)                                          3.18%      2.57%       2.53%      2.53%
Ratio of net investment income/(loss) to average net assets (d)                     (1.26)%    (0.93)%      0.88%     (1.19)%
Portfolio turnover rate                                                              52%        63%         38%        44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          3.18%      2.57%       2.53%      2.59%
Ratio of net investment income/(loss) to average net assets (d)                     (1.26)%    (0.93)%      0.88%     (1.25)%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.05

Income From Investment Operations:
Net investment income/(loss)                                                       (0.03)
Net realized and unrealized gain/(loss) on investments (b)                          0.64
Total from investment operations                                                    0.61

Less Distributions from:
Net investment income                                                              (0.34)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.43)
Net asset value, end of period                                                    $11.23
Total return (c)                                                                    5.72%
Net assets, end of period (in millions)                                           $  9.8
Ratio of expenses to average net assets (d)                                         2.85%
Ratio of net investment income/(loss) to average net assets (d)                    (0.52)%
Portfolio turnover rate                                                             101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         2.85%
Ratio of net investment income/(loss) to average net assets (d)                    (0.52)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Capital Growth Fund                                                                  Class A Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year         Year       Year      Year
                                                                           Ended      Ended       Ended       Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002   4/30/2001   4/30/2000 4/30/1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $  29.84   $  34.82     $  38.67   $  35.87  $  29.64

Income From Investment Operations:
Net investment income/(loss)                                                 0.10       0.05         0.19       0.13      0.09
Net realized and unrealized gain/(loss) on investments (b)                  (4.48)     (4.86)       (1.74)      3.19      6.69
Total from investment operations                                            (4.38)     (4.81)       (1.55)      3.32      6.78

Less Distributions from:
Net investment income                                                       (0.07)     (0.09)       (0.16)     (0.09)    (0.09)
Net realized gain on investments                                                -      (0.08)       (2.14)     (0.43)    (0.46)
Total Distributions                                                         (0.07)     (0.17)       (2.30)     (0.52)    (0.55)
Net asset value, end of period                                           $  25.39   $  29.84     $  34.82   $  38.67  $  35.87
Total return (c)                                                           (14.66)%   (13.86)%      (4.19)%     9.28%    23.20%
Net assets, end of period (in millions)                                  $2,598.2   $3,385.5     $3,912.5   $4,115.1  $3,594.5
Ratio of expenses to average net assets (d)                                  1.02%      0.95%        0.91%      0.90%     0.97%
Ratio of net investment income/(loss) to average net assets (d)              0.38%      0.16%        0.52%      0.35%     0.30%
Portfolio turnover rate                                                      5%         3%          13%        8%        9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  1.02%      0.95%        0.91%      0.92%     0.97%
Ratio of net investment income/(loss) to average net assets (d)              0.38%      0.16%        0.52%      0.33%     0.30%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Capital Growth Fund                                                                          Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 28.67    $ 33.71     $ 37.71     $35.29

Income From Investment Operations:
Net investment income/(loss)                                                        (0.28)     (0.27)      (0.15)     (0.22)
Net realized and unrealized gain/(loss) on investments (b)                          (4.20)     (4.69)      (1.71)      3.07
Total from investment operations                                                    (4.48)     (4.96)      (1.86)      2.85

Less Distributions from:
Net investment income                                                                   -          -           -          -
Net realized gain on investments                                                        -      (0.08)      (2.14)     (0.43)
Total Distributions                                                                     -      (0.08)      (2.14)     (0.43)
Net asset value, end of period                                                    $ 24.19    $ 28.67     $ 33.71     $37.71
Total return (c)                                                                   (15.63)%   (14.73)%     (5.14)%     8.09%
Net assets, end of period (in millions)                                           $  81.2    $ 126.4     $ 154.1     $148.6
Ratio of expenses to average net assets (d)                                          2.16%      1.97%       1.88%      1.95%
Ratio of net investment income/(loss) to average net assets (d)                     (0.75)%    (0.86)%     (0.44)%    (0.69)%
Portfolio turnover rate                                                              5%         3%          13%         8%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          2.16%      1.97%       1.88%      1.96%
Ratio of net investment income/(loss) to average net assets (d)                     (0.75)%    (0.86)%     (0.44)%    (0.71)%

The AAL Capital Growth Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $29.38

Income From Investment Operations:
Net investment income/(loss)                                                       (0.19)
Net realized and unrealized gain/(loss) on investments (b)                          6.56
Total from investment operations                                                    6.37

Less Distributions from:
Net investment income                                                                  -
Net realized gain on investments                                                   (0.46)
Total Distributions                                                                (0.46)
Net asset value, end of period                                                    $35.29
Total return (c)                                                                   21.94%
Net assets, end of period (in millions)                                           $107.6
Ratio of expenses to average net assets (d)                                         1.99%
Ratio of net investment income/(loss) to average net assets (d)                    (0.74)%
Portfolio turnover rate                                                              9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.99%
Ratio of net investment income/(loss) to average net assets (d)                    (0.74)%
(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Equity Income Fund                                                                         Class A Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year      Year
                                                                                   Ended      Ended      Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001 4/30/2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 12.90    $ 14.57    $14.40    $14.68

Income From Investment Operations:
Net investment income/(loss)                                                         0.11       0.15      0.21      0.18
Net realized and unrealized gain/(loss) on investments (b)                          (2.71)     (1.64)     0.94     (0.30)
Total from investment operations                                                    (2.60)     (1.49)     1.15     (0.12)

Less Distributions from:
Net investment income                                                               (0.11)     (0.13)    (0.21)    (0.16)
Net realized gain on investments                                                        -      (0.05)    (0.77)        -
Return of capital                                                                   (0.01)         -         -         -
Total Distributions                                                                 (0.12)     (0.18)    (0.98)    (0.16)
Net asset value, end of period                                                    $ 10.18    $ 12.90    $14.57    $14.40
Total return (c)                                                                   (20.19)%   (10.26)%    8.26%    (0.80)%
Net assets, end of period (in millions)                                           $ 206.7    $ 292.7    $305.1    $277.6
Ratio of expenses to average net assets (d)                                          1.06%      0.97%     0.96%     0.92%
Ratio of net investment income/(loss) to average net assets (d)                      1.04%      1.14%     1.48%     1.24%
Portfolio turnover rate                                                              63%        34%       26%       27%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.07%      0.98%     0.96%     0.98%
Ratio of net investment income/(loss) to average net assets (d)                      1.03%      1.13%     1.47%     1.18%

The AAL Equity Income Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $14.31

Income From Investment Operations:
Net investment income/(loss)                                                        0.16
Net realized and unrealized gain/(loss) on investments (b)                          1.17
Total from investment operations                                                    1.33

Less Distributions from:
Net investment income                                                              (0.17)
Net realized gain on investments                                                   (0.79)
Return of capital                                                                      -
Total Distributions                                                                (0.96)
Net asset value, end of period                                                    $14.68
Total return (c)                                                                   10.08%
Net assets, end of period (in millions)                                           $262.2
Ratio of expenses to average net assets (d)                                         1.05%
Ratio of net investment income/(loss) to average net assets (d)                     1.22%
Portfolio turnover rate                                                             13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.05%
Ratio of net investment income/(loss) to average net assets (d)                     1.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Equity Income Fund                                                                         Class B Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year      Year
                                                                                   Ended      Ended      Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001 4/30/2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 12.87    $ 14.54    $14.38    $14.66

Income From Investment Operations:
Net investment income/(loss)                                                        (0.01)      0.03      0.06      0.02
Net realized and unrealized gain/(loss) on investments (b)                          (2.69)     (1.64)     0.93     (0.28)
Total from investment operations                                                    (2.70)     (1.61)     0.99     (0.26)

Less Distributions from:
Net investment income                                                               (0.01)     (0.01)    (0.06)    (0.02)
Net realized gain on investments                                                        -      (0.05)    (0.77)        -
Return of capital                                                                       -          -         -         -
Total Distributions                                                                 (0.01)     (0.06)    (0.83)    (0.02)
Net asset value, end of period                                                    $ 10.16    $ 12.87    $14.54    $14.38
Total return (c)                                                                   (21.01)%   (11.11)%    7.12%    (1.80)%
Net assets, end of period (in millions)                                           $   8.1    $  12.4    $ 13.4    $ 11.6
Ratio of expenses to average net assets (d)                                          2.16%      1.90%     1.98%     1.99%
Ratio of net investment income/(loss) to average net assets (d)                     (0.06)%     0.21%     0.45%     0.17%
Portfolio turnover rate                                                              63%        34%       26%       27%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          2.17%      1.91%     1.98%     2.05%
Ratio of net investment income/(loss) to average net assets (d)                     (0.07)%     0.20%     0.45%     0.11%

The AAL Equity Income Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $14.31

Income From Investment Operations:
Net investment income/(loss)                                                        0.02
Net realized and unrealized gain/(loss) on investments (b)                          1.17
Total from investment operations                                                    1.19

Less Distributions from:
Net investment income                                                              (0.05)
Net realized gain on investments                                                   (0.79)
Return of capital                                                                      -
Total Distributions                                                                (0.84)
Net asset value, end of period                                                    $14.66
Total return (c)                                                                    8.97%
Net assets, end of period (in millions)                                           $  9.6
Ratio of expenses to average net assets (d)                                         2.09%
Ratio of net investment income/(loss) to average net assets (d)                     0.16%
Portfolio turnover rate                                                             13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         2.09%
Ratio of net investment income/(loss) to average net assets (d)                     0.16%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Municipal Bond Fund                                                                       Class A Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year      Year      Year      Year
                                                                                   Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003 4/30/2002 4/30/2001 4/30/2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.21    $10.96    $10.45    $11.47

Income from Investment Operations:
Net investment income                                                               0.50      0.54      0.55      0.53
Net realized and unrealized gain/(loss) on investments (b)                          0.31      0.25      0.51     (1.01)
Total From investment operations                                                    0.81      0.79      1.06     (0.48)

Less Distributions from:
Net investment income                                                              (0.50)    (0.54)    (0.55)    (0.53)
Net realized gain on investments                                                       -         -         -     (0.01)
Total Distributions                                                                (0.50)    (0.54)    (0.55)    (0.54)
Net asset value, end of period                                                    $11.52    $11.21    $10.96    $10.45
Total return (c)                                                                    7.38%     7.27%    10.34%    (4.09)%
Net assets, end of period (in millions)                                           $671.6    $598.6    $503.7    $461.3
Ratio of expenses to average net assets (d)                                         0.79%     0.77%     0.73%     0.78%
Ratio of net investment income to average net assets (d)                            4.41%     4.77%     5.06%     4.98%
Portfolio turnover rate                                                             18%       65%       110%      210%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.79%     0.82%     0.81%     0.84%
Ratio of net investment income to average net assets (d)                            4.41%     4.72%     4.98%     4.93%

The AAL Municipal Bond Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.40

Income from Investment Operations:
Net investment income                                                               0.52
Net realized and unrealized gain/(loss) on investments (b)                          0.25
Total From investment operations                                                    0.77

Less Distributions from:
Net investment income                                                              (0.52)
Net realized gain on investments                                                   (0.18)
Total Distributions                                                                (0.70)
Net asset value, end of period                                                    $11.47
Total return (c)                                                                    6.80%
Net assets, end of period (in millions)                                           $523.1
Ratio of expenses to average net assets (d)                                         0.81%
Ratio of net investment income to average net assets (d)                            4.47%
Portfolio turnover rate                                                             95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.81%
Ratio of net investment income to average net assets (d)                            4.47%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Municipal Bond Fund                                                                       Class B Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year      Year      Year      Year
                                                                                   Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003 4/30/2002 4/30/2001 4/30/2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.20    $10.95    $10.44    $11.47

Income From Investment Operations:
Net investment income                                                               0.42      0.44      0.46      0.44
Net realized and unrealized gain/(loss) on investments (b)                          0.32      0.25      0.51     (1.02)
Total from investment operations                                                    0.74      0.69      0.97     (0.58)

Less Distributions from:
Net investment income                                                              (0.42)    (0.44)    (0.46)    (0.44)
Net realized gain on investments                                                       -         -         -     (0.01)
Total Distributions                                                                (0.42)    (0.44)    (0.46)    (0.45)
Net asset value, end of period                                                    $11.52    $11.20    $10.95    $10.44
Total return (c)                                                                    6.65%     6.40%     9.39%    (4.99)%
Net assets, end of period (in millions)                                           $ 12.3    $ 11.0    $  8.5       7.3
Ratio of expenses to average net assets (d)                                         1.56%     1.57%     1.61%     1.59%
Ratio of net investment income to average net assets (d)                            3.64%     3.97%     4.18%     4.19%
Portfolio turnover rate                                                             18%       65%       110%      210%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.56%     1.62%     1.69%     1.64%
Ratio of net investment income to average net assets (d)                            3.64%     3.92%     4.10%     4.14%

The AAL Municipal Bond Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.40

Income From Investment Operations:
Net investment income                                                               0.42
Net realized and unrealized gain/(loss) on investments (b)                          0.25
Total from investment operations                                                    0.67

Less Distributions from:
Net investment income                                                              (0.42)
Net realized gain on investments                                                   (0.18)
Total Distributions                                                                (0.60)
Net asset value, end of period                                                    $11.47
Total return (c)                                                                    5.93%
Net assets, end of period (in millions)                                           $  7.5
Ratio of expenses to average net assets (d)                                         1.64%
Ratio of net investment income to average net assets (d)                            3.65%
Portfolio turnover rate                                                             95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.64%
Ratio of net investment income to average net assets (d)                            3.65%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Money Market Fund                                                                        Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                              4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

Income From Investment Operations:
Net investment income                                                              0.01      0.02      0.05      0.05      0.05

Less Distributions from:
Net investment income                                                             (0.01)    (0.02)    (0.05)    (0.05)    (0.05)
Net asset value, end of period                                                   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Total return (e)                                                                   0.88%     2.28%     5.70%     4.99%     4.68%
Net assets, end of period (in millions)                                          $349.6    $399.8    $423.9    $348.0    $288.1
Ratio of expenses to average net assets (d)                                        0.77%     0.72%     0.76%     0.66%     0.79%
Ratio of net investment income to average net assets (d)                           0.89%     2.19%     5.51%     4.90%     4.54%
Portfolio turnover rate                                                            N/A       N/A       N/A       N/A       N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                        0.92%     0.90%     0.99%     1.02%     1.12%
Ratio of net investment income to average net assets (d)                           0.74%     2.01%     5.28%     4.54%     4.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Total investment return assumes dividend reinvestment.

The AAL Money Market Fund                                                                        Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                              4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

Income From Investment Operations:
Net investment income                                                                 -      0.01      0.04      0.04      0.04

Less Distributions from:
Net investment income                                                                 -     (0.01)    (0.04)    (0.04)    (0.04)
Net asset value, end of period                                                   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Total return (e)                                                                   0.42%     1.34%     4.67%     3.94%     3.67%
Net assets, end of period (in millions)                                          $  2.8    $  2.8    $  3.3    $  2.4    $  1.6
Ratio of expenses to average net assets (d)                                        1.38%     1.52%     1.81%     1.65%     2.79%
Ratio of net investment income to average net assets (d)                           0.27%     1.39%     4.45%     3.95%     2.54%
Portfolio turnover rate                                                            N/A       N/A       N/A       N/A       N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                        1.62%     1.70%     2.04%     2.00%     3.11%
Ratio of net investment income to average net assets (d)                           0.03%     1.21%     4.22%     3.59%     2.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Total investment return assumes dividend reinvestment.

[Back cover page]

THE AAL MUTUAL FUNDS

By Telephone:
1-800-847-4836
press 1 to speak with a customer service representative
or
press 2 to use the Automated Service Line

By Internet:
www.thrivent.com

By Mail (New Applications):
        The AAL Mutual Funds
        P.O. Box 219347
        Kansas City, MO  64121-9347

By Mail (Additional Investments):
        The AAL Mutual Funds
        P.O. Box 219334
        Kansas City, MO  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        The AAL Mutual Funds
        P.O. Box 219348
        Kansas City, MO  64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor
        Kansas City, MO  64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-
annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year.
You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling
1-800-SEC-0330.  You also may get information about the Funds on the EDGAR database at the SEC Website (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference
Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-5075

                             THE AAL MUTUAL FUNDS

                                  Prospectus

                             Institutional Shares

                                 June 27, 2003

                        The AAL Aggressive Growth Fund

                          The AAL International Fund

                          The AAL Capital Growth Fund

                          The AAL Equity Income Fund

                          The AAL Municipal Bond Fund

                           The AAL Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

--------------------------------------------------------------------------------

              Management, Organization and Capital Structure B-51

The AAL Aggressive Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies with large market capitalizations. Thrivent
Investment Management Inc. ("Thrivent Investment Mgt." or the "investment adviser") uses fundamental and technical investment research techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.

The investment adviser defines large market capitalization according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
April 30, 2003, companies with large market capitalizations are those with market capitalizations of at least $8.8 billion.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Investment Risks

The AAL Aggressive Growth Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projection of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well- managed smaller companies when stocks of larger companies are out of favor.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Aggressive Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 2001     2002
-------  -------
-31.70%  -31.13%
The Fund's year-to-date return as of March 31, 2003 was -1.10%.

Best Quarter:  Q4 '01    +9.73%
Worst Quarter: Q1 '01   -23.58%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2002)

                                                             Since
                                                           Inception
                                                 1 Year    (07/01/00)
Institutional Shares (before taxes)              -31.13%      -33.22%
 (after taxes on distributions)                  -31.13%      -33.22%
 (after taxes on distributions and redemptions)  -19.12%      -24.74%
---------------------------------------------------------------------
S&P 500 Index/1/                                 -22.10%      -17.38%
---------------------------------------------------------------------
Russell 1000 Growth Index/2,3/                   -27.88%      -28.95%
---------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 1000 Growth Index is an unmanaged Index comprised of those
   Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.
/3/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Aggressive Growth Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.80%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.31%
---------------------------------------------------
    Total Annual Fund Operating Expenses      1.11%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $113 $353  $612  $1,352
                            -----------------------

 You would pay the following expenses if you did not redeem your shares:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $113 $353  $612  $1,352
                            -----------------------

The AAL International Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in foreign stocks and convertible foreign securities of at least three different countries. The Fund may invest in equity securities, and securities convertible into equity securities, of issuers organized under the laws of, headquartered in, whose principal operations are located in, or whose common equity securities are principally traded in developed and emerging market countries.
For all purposes, the Fund's investment subadviser, Oechsle International
Advisors, LLC ("Oechsle"), may base its view on the location of an issuer on any one, or a combination, of the following factors: (1) the location of the market in which the issuer's securities principally trade; (2) the location of the issuer's corporate headquarters; (3) the location of the issuer's legal domicile; (4) the location of the majority of the issuer's operations; (5) the location where the majority of the issuer's revenues are generated; or (6) the relevant index categorization of the issuer.

The Fund may invest in both mature and emerging markets. A country in the beginning stages of developing its economy is an emerging market. Developing countries have less diverse economic structures and less stable political systems than those of developed countries. Consequently, markets of developing countries may be more volatile than the markets of more mature economies.

Oechsle focuses on stocks primarily trading in the United Kingdom, Western
Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging (for example, Indonesia and Argentina).
Oechsle does not have any limits on the extent to which the Fund can invest in either mature or emerging markets. The Fund may invest up to 100% of total assets in emerging markets.

Oechsle uses a bottom-up approach to investing. Using this approach, Oechsle identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to Oechsle's expectations and Oechsle believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL International Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Foreign securities risk exists when the Fund invests in foreign securities, which are generally riskier than U.S. securities.
Political, social and economic events as well as natural disasters may all impact a country's economy and cause investments in issuers located in that country to decline in value. Developing countries are much more sensitive to any such event. Additionally, foreign securities are often paid for in currencies of foreign countries, thereby subjecting the Fund to currency exchange rate fluctuations. This means that the value of securities could increase or decrease due to variations in the relative value or buying power of
U.S. and foreign currencies.

Emerging Markets Risk. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment subadviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL International Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on August 1, 1995. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000     2001     2002
------  ------  -------  -------  -------
11.76%  40.55%  -17.59%  -25.88%  -19.19%
The Fund's year-to-date return as of March 31, 2003 was -10.26%.

Best Quarter  Q4 '99   +23.58%
Worst Quarter Q3 '02   -20.79%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -19.19%    -4.96%       -5.58%
 (after taxes on distributions)     -19.25%    -5.59%       -6.20%
 (after taxes on distributions and
 redemptions)                       -11.44%    -3.81%       -4.28%
------------------------------------------------------------------
MSCI EAFE Index/1/                  -15.94%    -2.89%       -2.89%
------------------------------------------------------------------

/1/The Morgan Stanley Capital International, Europe, Australasia, Far East
   Index (EAFE Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The EAFE Index currently includes stocks from 21 countries. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL International Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
---------------------------------------------
Maximum Deferred Sales Charge (Load)    None
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                        0.62%
---------------------------------------------
Distribution and Service (12b-1) Fees   None
---------------------------------------------
Other Expenses                         0.15%
---------------------------------------------
Total Annual Fund Operating Expenses   0.77%
---------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $79  $246  $428  $954
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $79  $246  $428  $954
                             ----------------------

The AAL Capital Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks, not including convertible securities. Generally, the investment adviser focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. The investment adviser looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Fund focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Fund does not invest in bonds for capital growth or for long time periods.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believe there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Capital Growth Fund is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Capital Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000    2001     2002
------  ------  ------  -------  -------
28.61%  23.02%  -0.73%  -13.61%  -22.44%
The Fund's year-to-date return as of March 31, 2003 was -2.06%.

Best Quarter  Q4 '98   +22.07%
Worst Quarter Q3 '02   -17.62%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -22.44%     1.03%        1.45%
 (after taxes on distributions)     -22.65%     0.42%        0.84%
 (after taxes on distributions and
 redemptions)                       -13.77%     0.83%        1.17%
------------------------------------------------------------------
S&P 500 Index/1/                    -22.10%    -0.59%       -0.23%
------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Capital Growth Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.54%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.01%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.55%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

         1 Year         3 Years        5 Years      10 Years
----------------------------------------------------------------------
           $56           $176           $307          $689
----------------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1 Year         3 Years        5 Years      10 Years
----------------------------------------------------------------------
           $56           $176           $307          $689
----------------------------------------------------------------------

The AAL Equity Income Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in income-producing equity securities. The investment adviser focuses on equity securities including securities convertible into equity securities that offer higher-than-average dividend yields compared to stocks comprising the S&P 500
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund seeks capital growth by attempting to select income-producing equity securities of large companies that the investment adviser believes are under-priced relative to the securities of companies with comparable fundamentals.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Equity Income Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Equity Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on March 18, 1994. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998   1999   2000    2001    2002
------  -----  -----  ------  -------
13.80%  4.63%  9.96%  -7.71%  -23.72%

The Fund's year-to-date return as of March 31, 2003 was -4.45%.

Best Quarter  Q4 '98   +15.15%
Worst Quarter Q3 '02   -17.37%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -23.72%    -1.62%       -1.48%
 (after taxes on distributions)     -24.20%    -2.72%       -2.58%
 (after taxes on distributions and
 redemptions)                       -14.53%    -1.48%       -1.37%
------------------------------------------------------------------
S&P 500/Barra Value Index/1/        -20.86%    -0.85%       -0.53%
------------------------------------------------------------------

/1/The S&P 500/Barra Value Index is an unmanaged capitalization weighted index composed of the lowest price-to-book securities in the S&P 500 Index. This
   Index is designed so that approximately one-half of the S&P 500 Index market capitalization is characterized as "value" and the other half as "growth."
   The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Equity Income Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.07%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.52%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

         1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------

           $53          $167         $291           $653
--------------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------

           $53          $167         $291           $653
--------------------------------------------------------------------

The AAL Municipal Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Investment Strategies

Under normal circumstances, the Fund invests as least 80% of net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income tax. However, the Fund may invest in certain bonds that are subject to the alternative minimum tax as discussed below. Of the 80% invested in municipal bonds, at least 75% is invested in bonds rated within the three highest rating categories assigned by at least one
Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities.
A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds). Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

The Fund may invest 25% or more of its total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

The Fund may purchase certain tax-exempt bonds that involve a private purpose.
The interest paid on these private activity bonds is subject to the alternative minimum tax (AMT paper). The investment adviser limits the Fund's purchases of
AMT paper to 25% of the Fund's total assets.

Investment Risks

The AAL Municipal Bond Fund is subject to the following primary investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Derivative Risk. Derivative risk exists when the Fund uses derivative instruments such as futures, options and swaps to hedge or protect the Fund from adverse movements in securities prices and interest rates.

Tax Risk. Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold  your  shares  at the end of the  period.  The  after-tax  returns  are calculated using the historical  highest  individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual  after-tax returns  depend on an investor's  tax situation and may differ from those shown, and  after-tax  returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 17, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1998    1999    2000   2001   2002
-----  ------  ------  -----  -----
6.24%  -5.32%  12.32%  5.92%  8.81%
The Fund's year-to-date return as of March 31, 2003 was 1.07%.

Best Quarter  Q3 '02   +4.60%
Worst Quarter Q2 '99   -2.39%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                    1 Year   5 Years   (12/29/97)
Institutional Shares (before taxes)  8.81%     5.42%        5.41%
 (after taxes on distributions)      8.78%     5.28%        5.27%
 (after taxes on distributions and
 redemptions)                        7.33%     5.26%        5.25%
-----------------------------------------------------------------
Lehman Municipal Bond Index/1/       9.60%     6.06%        6.06%
-----------------------------------------------------------------

/1/The Lehman Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Municipal Bond Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.03%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.48%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $49  $154  $269  $604
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $49  $154  $269  $604
                             ----------------------

The AAL Money Market Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Investment Strategies

The Fund invests in high-quality, dollar-denominated, short-term debt securities. The investment adviser tries to maintain a $1 share price for the
Fund. The Fund invests in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. Portfolio turnover will be high for the Fund due to the short duration of securities, which require replacement by new issues.

Investment Risks

The AAL Money Market Fund is subject to the following primary investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal
Reserve in its monetary policy.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.

An investment in the AAL Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Money Market Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on March 10, 1988. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1998   1999   2000   2001   2002
-----  -----  -----  -----  -----
5.17%  4.96%  6.16%  3.85%  1.37%
The Fund's year-to-date return as of March 31, 2003 was 0.21%.

Best Quarter  Q3 '00   +1.59%
Worst Quarter Q4 '02   +0.30%

The 7-day yield for the period ended December 31, 2002 for The AAL Money Market
Fund was 1.01%.

           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2002)

                                          Since
                                        Inception
                     1 Year   5 Years   (12/29/97)
Institutional Shares  1.37%     4.29%        4.28%
--------------------------------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Money Market Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.50%
---------------------------------------------------
    Distribution and Service(12b-1) Fees       None
---------------------------------------------------
    Other Expenses                            0.03%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.53%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $54  $170  $296  $665
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $54  $170  $296  $665
                             ----------------------

Management, Organization and Capital Structure
--------------------------------------------------------------------------------

Investment Adviser

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth
Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds of The AAL Mutual Funds (the "Trust"). Thrivent Investment
Mgt. and its affiliates have been in the investment advisory business since
1970 and managed approximately $57.3 billion in assets as of March 31, 2003, including approximately $10.1 billion in mutual fund assets. Thrivent Investment
Mgt. provides investment research and supervision of the Funds' investments.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except The AAL International Fund. For The AAL
International Fund, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the
Board of Trustees of the Trust, one or more subadvisers to manage the investments of The AAL International Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Fund. Thrivent Investment Mgt.
has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Trust have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment
Mgt. and the Trust, with the approval of the Trust's Board of Trustees, to retain a subadviser for the Funds, or subsequently change the subadviser, without submitting the investment subadvisory agreement or material amendments to the agreement to a vote of the shareholders of the Funds. Thrivent Investment
Mgt. will notify shareholders in the event that it adds a subadviser or changes the identity of the subadviser of a Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.
During the fiscal year ended April 30, 2003, Thrivent Investment Mgt. received the following advisory fees, expressed as a percentage of the Fund's net assets.*

FUND                                            ADVISORY FEE
The AAL Aggressive Growth Fund.................    0.80%
The AAL International Fund.....................    0.62%
The AAL Capital Growth Fund....................    0.54%
The AAL Equity Income Fund.....................    0.45%
The AAL Municipal Bond Fund....................    0.45%
The AAL Money Market Fund......................    0.50%

* The Funds may invest cash in The AAL Money Market Fund, subject to certain conditions. In order to avoid duplicate investment advisory fees,
  Thrivent Investment Mgt. reimburses the Fund the amount of investment advisory fees attributable to the Fund's investment in The
  AAL Money Market Fund. This table does not reflect the effects of any reimbursements.

Portfolio Management

The AAL Aggressive Growth Fund
Scott A. Vergin has served as portfolio manager of The AAL Aggressive Growth
Fund since 2002. Mr. Vergin also has served as portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Growth Fund since 2002 and the Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Investment Mgt. since 1984.

The AAL International Fund
Thrivent Investment Mgt. has engaged Oechsle International Advisors, LLC
("Oechsle"), located at One International Place, Boston, Massachusetts 02110.
Oechsle was founded in 1986. The firm specializes in international and global investments for institutional clients from its offices located in Boston,
London, Frankfurt and Tokyo. As of March 31, 2003, the firm managed over $10.5 billion in assets.

Oechsle utilizes a team approach to manage the Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework for country allocations and contributes individual stock selections. The portfolio manager primarily responsible for overseeing Oechsle's management of the Portfolio since it commenced operation on March 2, 1998 is Kathleen Harris.
Ms. Harris joined Oechsle as a portfolio manager in January 1995 and has been a principal since January 1997.

The AAL Capital Growth Fund
Frederick L. Plautz has managed the day-to-day Fund investments since November
1, 1995. Mr. Plautz has also served as a portfolio manager of The AAL Balanced
Fund since 1997, and he has served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Fund since 2002 and
Capital Growth Portfolio since 2001. Mr. Plautz has been with Thrivent
Investment Mgt. since 1995.

The AAL Equity Income Fund
The AAL Equity Fund is managed by a team of investment professionals from
Thrivent Investment Mgt.

The AAL Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of the Fund since
April 1, 2002. Ms. Grangaard has also served as portfolio manager of The
Lutheran Brotherhood Municipal Bond Fund, a series of an affiliated mutual fund group, since 2002. Ms. Grangaard has been a portfolio manager with Thrivent
Investment Mgt. since 1994.

The AAL Money Market Fund
William D. Stouten has served as the portfolio manager of The AAL Money Market
Fund since October 10, 2003.  Mr. Stouten has been with Thrivent Investment Mgt.
since 2001, and he has served as a research analyst/trader for the money market funds at Thrivent Financial from 2001 to 2003. Prior to joining Thrivent
Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur
Asset Management from 1998 to 2001.

Personal Securities Investments
Personnel of Thrivent Investment Mgt. and Oechsle may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor's Trademarks
"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500,"
"Standard & Poor's MidCap 400 Index," "S&P MidCap 400 Index," "Standard &
Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent
Financial for Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of
Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information
--------------------------------------------------------------------------------

How to Contact Us
By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
        The AAL Mutual Funds
        P.O. Box 219347
        Kansas City, MO  64121-9347

By Mail (Additional Investments):
        The AAL Mutual Funds
        P.O. Box 219334
        Kansas City, MO  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        The AAL Mutual Funds
        P.O. Box 219348
        Kansas City, MO  64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor
        Kansas City, MO  64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

The AAL Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by The AAL Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total
Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial for Lutherans ("Thrivent Financial") and certain other third parties to receive orders for the purchase and redemption of shares of the Funds.

Institutional Class Shares
The AAL Mutual Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any
Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and participants in various mutual fund, asset allocation, wrap account and private account programs offered by
Thrivent Investment Mgt. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free
1-800-847-4836, or downloading it from www.thrivent.com.

Buying Shares

Opening An Account

You must open an account for each Fund that you want to purchase. Your Thrivent
Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may  combine  your  purchases  of Class A, Class B and  Institutional  Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained,  there are no subsequent
minimum  investment  requirements.   Please  note  that  the  following  minimum
investment  requirements do not apply to shares purchased by participants in the mutual fund asset allocation, wrap account and private account programs.

                                   INITIAL PURCHASE INITIAL PURCHASE
                                     (AGGREGATE)       (PER FUND)
            --------------------------------------------------------
            Institutions               $500,000         $50,000
            --------------------------------------------------------
            Lutheran Congregations     $250,000         $25,000
            --------------------------------------------------------

The mutual fund asset allocation, wrap account and private account programs are fee in lieu of commission and fee-based investment advisory services offered by
Thrivent Investment Mgt. to persons who make certain initial investments from
$25,000 and up.  Qualifying participants in these programs may purchase shares of any Fund.

Shares of the Funds are issued on days on which the New York Stock Exchange
("NYSE") is open, which generally are weekdays other than national holidays.
Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

o By mail
o By wire transfer

Initial Purchases by Mail
To buy shares of the Funds by mail:

o Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

o Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal
Reserve System.

Step 1: Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

      o Your account registration;
      o The name of the Fund(s) in which you want to invest;
      o The Class of shares you wish to buy;
      o Your address;
      o Your Social Security or tax identification number;
      o The dollar amount;
      o The name of the wiring bank; and
      o The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

      Wire transfer to:
        State Street Corp.
        225 Franklin Street
        Boston, MA  02101
        ABA #011000028
        Account #4195-538-6

      Credit:
        Thrivent Financial Investor Services as Agent for the benefit of The AAL
        Mutual Funds

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]

      Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3: Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

o By mail
o By telephone
o By the Internet
o By wire transfer
o Through the Automatic Investment Plan

Additional Purchases By Mail

To make  additional  purchases by mail,  make your check payable to the specific
Fund in which you are investing. Please indicate your Fund account number on the face of your check.  If you have more than one account,  always  verify that you are investing in the proper  account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the
Request for Telephone Purchase option on the application. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT
(847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet
(pre-authorized bank information is required prior to purchase). The Fund require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.
In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, MA  02101
   ABA #011000028
   Account #4195-538-6

 Credit:
   Thrivent Financial Investor Services as Agent for the benefit of The AAL Mutual Funds

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction
Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan. Under this plan, the
Funds will draft an investor's bank checking or savings account in the amount specified on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account. The automatic exchange plan allows investors to select the transaction date. To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. bank. The Fund does not accept cash. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Fund may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Fund reserves the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. will maintain a share account for you. Share certificates will not be issued. Thrivent Investment Mgt. will generally mail written confirmation of your purchases, except for additional purchases in The
AAL Money Market Fund, within five business days following the date of your purchase. Thrivent Investment Mgt. will mail confirmation of additional purchases in The AAL Money Market Fund monthly. Thrivent Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly. For information about your shares, please contact the Interaction
Center at (800) THRIVENT (847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares. Once the Fund receives your request for redemption, it will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

o By mail
o By telephone
o By the Internet
o By wire transfer
o Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1: Prepare a written request including the following information:

      o Name(s) of the account owner(s);
      o Your account number;
      o The name of the Fund(s) whose shares are being redeemed; and
      o Dollar or share amount you wish to redeem.

      You must have a Medallion Signature Guarantee if you want to do any of the following:

      o Sell shares with a value of more than $100,000;
      o Send the proceeds to an address other than the one listed for your account; or
      o Make the check payable to someone other than the account owners(s).

      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the
      Medallion Signature Guarantee Program. A Medallion Signature Guarantee
      may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.

Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for
Your means of purchase to clear.

Redemptions by Telephone
The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT
(847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

o Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
o There has been no change of address in the preceding 30 days.
o The request is for $100,000 or less. However, requests to redeem more than
  $100,000 will be accepted if the account contains pre-established wire instructions.
o Shares to be redeemed cannot be in certificate form.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

o A fee of up to $30 may be assessed for redemptions by wire.
o This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

o You need a minimum of $50,000 in your account ($25,000 for Lutheran congregations) to start the plan.
o You can select the date(s) on which the money is withdrawn.
o To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
o Money can be sent by check or electronic funds transfer.
o To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

The AAL Money Market Fund Checks

You can write checks on The AAL Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your AAL
Mutual Funds application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

o The checks you write on The AAL Money Market Fund must be for $500 or more.
  (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
o The transfer agent may impose reasonable fees for each check that is returned.
o We do not return your canceled checks, although the transfer agent will send a copy of your check to you at your request.
o Unless you purchased shares by wire, you must wait 10 business days after you purchase The AAL Money Market Fund shares to write checks against that purchase.
o Unless you redeem via the Internet, you need a written request--not a check--to close The AAL Money Market Fund account. Your written request will require a signature guarantee to close accounts over $100,000.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Institutional
Class shares of your Funds for Institutional Class shares of The Lutheran
Brotherhood Family of Funds.

If you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional Class shares of any of the
Funds or Institutional Class shares of The Lutheran Brotherhood Family of Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.
Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:

o By mail
o By telephone
o By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:

o Name(s) of the account owner(s);
o Your Fund(s) and account number(s);
o Dollar or share amount you wish to exchange;
o The name of the Fund(s) and account number(s) you are exchanging into; and
o Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction
Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions. You may exchange shares for which certificates have not been issued by calling the Interaction Center at (800)
THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.

Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

Distributions
--------------------------------------------------------------------------------

Dividends

Dividends are declared and paid as follows:

--declared daily and paid
 monthly                  The AAL Municipal Bond Fund
                          The AAL Money Market Fund

--declared and paid
 quarterly                The AAL Equity Income Fund

--declared and paid semi-
 annually                 The AAL Capital Growth Fund

--declared and paid
 annually                 The AAL Aggressive Growth Fund
                          The AAL International Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending April 30.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

o Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

o Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds.

o All Cash. Distributions will be paid in cash. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes
--------------------------------------------------------------------------------

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.  Distributions of other net capital gains by a Fund are generally taxable as capital gains -- in most cases, at different rates from those that apply to ordinary income. We expect that distributions from The AAL Aggressive Growth Fund and The AAL
International Fund will consist primarily of capital gains and that distributions from The AAL Capital Growth Fund, The AAL Equity Income Fund,
The AAL Municipal Bond Fund and The AAL Money Market Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

The AAL Municipal Bond Fund

Dividends derived from the interest earned on municipal securities constitute
"exempt-interest dividends" and are generally not subject to federal income tax. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains.
Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders receiving Social Security benefits, the federal government requires you to add tax-exempt income, including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your
Social Security benefits will be subject to federal income tax. The Internal
Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.

The AAL International Fund

Foreign investments pose special tax issues for The AAL International Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to The AAL
International Fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

Other Securities and Investment Practices
--------------------------------------------------------------------------------

The principal investment strategies and risk factors of each Fund are outlined beginning on page B-39. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.
If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities. Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except The AAL
Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable
U.S. securities because the markets for foreign securities are less efficient.
Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure. Each of the Funds may have some international exposure
(including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.
As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
may have a subjective element.

Securities lending. Each of the Funds except The AAL Money Market Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives. Each of the Funds except The AAL Money Market Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds. Each of the Funds except The AAL Municipal Bond Fund and The
AAL Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Bonds. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a
Fund's transaction costs and may increase your tax liability. During the fiscal year ending April 30, 2003, The AAL Aggressive Growth Fund had a portfolio turnover ratio of over 100%.

Initial public offering. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the
Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable
IPO investment opportunities.

Securities ratings. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than The AAL Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing. In response to market, economic, political or other conditions, each Fund (except The AAL Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds'
financial performance for the past five years or, if shorter, the period of the
Funds' operations. Certain information reflects financial results for a single
Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the accounting firm of PricewaterhouseCoopers LLP whose report, along with the
Fund's financial statements, are included in the annual report, which is available upon request.

       The AAL Aggressive Growth Fund     Institutional Class Shares
       ------------------------------------------------------------------
                                        Year       Year
       For a share outstanding          Ended      Ended    Period Ended
       throughout each period (a)     4/30/2003  4/30/2002  4/30/2001 (e)
       ------------------------------------------------------------------
       Net asset value, beginning of
       period                          $  4.62    $  6.77      $ 10.00

       Income From Investment
       Operations:
       Net investment income/(loss)       0.02      (0.01)        0.03
       Net realized and unrealized
        loss on investments (b)          (0.76)     (2.14)       (3.26)
       Total from investment
       operations                        (0.74)     (2.15)       (3.23)
       Net asset value, end of period  $  3.88    $  4.62      $  6.77
       Total return (c)                 (16.02)%   (31.76)%     (32.30)%
       Net assets, end of period (in
        millions)                      $   2.8    $   6.7      $   8.2
       Ratio of expenses to average
        net assets (d)                    1.10%      1.15%        1.17%
       Ratio of net investment
        income/(loss) to average net
        assets (d)                       (0.18)%    (0.28)%       0.60%
       Portfolio turnover rate           204%        94%          70%
       If the adviser had not
        reimbursed expenses and the
        Fund had not received
        credits for fees paid
        indirectly or credits for
        directed brokerage
        transactions the ratios
        would have been:
       Ratio of expenses to average
        net assets (d)                    1.11%      1.15%        1.17%
       Ratio of net investment
        income/(loss) to average net
        assets (d)                       (0.19)%    (0.28)%       0.60%

The AAL International Fund                                                                    Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year       Year
                                                                                   Ended      Ended      Ended      Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001  4/30/2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.68    $ 10.63    $ 14.15    $11.37

Income From Investment Operations:
Net investment income/(loss)                                                         0.08       0.03       0.26      0.08
Net realized and unrealized gain/(loss) on investments (b)                          (1.89)     (1.80)     (3.20)     2.73
Total from investment operations                                                    (1.81)     (1.77)     (2.94)     2.81

Less Distributions from:
Net investment income                                                               (0.14)     (0.18)     (0.31)    (0.03)
Net realized gain on investments                                                        -          -      (0.27)        -
Total Distributions                                                                 (0.14)     (0.18)     (0.58)    (0.03)
Net asset value, end of period                                                    $  6.73    $  8.68    $ 10.63    $14.15
Total return (c)                                                                   (21.45)%   (16.61)%   (21.12)%   24.69%
Net assets, end of period (in millions)                                           $   2.8    $   3.0    $   3.3    $  2.8
Ratio of expenses to average net assets (d)                                          0.77%      0.78%      0.75%     0.73%
Ratio of net investment income/(loss) to average net assets (d)                      1.15%      0.86%      2.42%     0.61%
Portfolio turnover rate                                                              52%        63%        38%       44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.77%      0.78%      0.75%     0.79%
Ratio of net investment income/(loss) to average net assets (d)                      1.15%      0.86%      2.42%     0.55%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.17

Income From Investment Operations:
Net investment income/(loss)                                                        0.15
Net realized and unrealized gain/(loss) on investments (b)                          0.65
Total from investment operations                                                    0.80

Less Distributions from:
Net investment income                                                              (0.51)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.60)
Net asset value, end of period                                                    $11.37
Total return (c)                                                                    7.49%
Net assets, end of period (in millions)                                           $  1.9
Ratio of expenses to average net assets (d)                                         1.09%
Ratio of net investment income/(loss) to average net assets (d)                     1.10%
Portfolio turnover rate                                                            101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.09%
Ratio of net investment income/(loss) to average net assets (d)                     1.10%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 1, 2000.

The AAL Capital Growth Fund                                                                   Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year       Year
                                                                                   Ended      Ended      Ended      Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001  4/30/2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 29.90    $ 34.88    $ 38.72    $35.89

Income From Investment Operations:
Net investment income/(loss)                                                         0.21       0.18       0.33      0.27
Net realized and unrealized gain/(loss) on investments (b)                          (4.47)     (4.88)     (1.73)     3.20
Total from investment operations                                                    (4.26)     (4.70)     (1.40)     3.47

Less Distributions from:
Net investment income                                                               (0.18)     (0.20)     (0.30)    (0.21)
Net realized gain on investments                                                        -      (0.08)     (2.14)    (0.43)
Total Distributions                                                                 (0.18)     (0.28)     (2.44)    (0.64)
Net asset value, end of period                                                    $ 25.46    $ 29.90    $ 34.88    $38.72
Total return (c)                                                                   (14.24)%   (13.53)%    (3.82)%    9.70%
Net assets, end of period (in millions)                                           $  68.2    $  65.9    $  91.8    $ 82.8
Ratio of expenses to average net assets (d)                                          0.55%      0.55%      0.54%     0.52%
Ratio of net investment income/(loss) to average net assets (d)                      0.85%      0.56%      0.90%     0.73%
Portfolio turnover rate                                                              5%         3%         13%       8%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.55%      0.55%      0.54%     0.54%
Ratio of net investment income/(loss) to average net assets (d)                      0.85%      0.56%      0.90%     0.72%

The AAL Capital Growth Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $29.67

Income From Investment Operations:
Net investment income/(loss)                                                        0.21
Net realized and unrealized gain/(loss) on investments (b)                          6.67
Total from investment operations                                                    6.88

Less Distributions from:
Net investment income                                                              (0.20)
Net realized gain on investments                                                   (0.46)
Total Distributions                                                                (0.66)
Net asset value, end of period                                                    $35.89
Total return (c)                                                                   23.55%
Net assets, end of period (in millions)                                           $ 46.9
Ratio of expenses to average net assets (d)                                         0.60%
Ratio of net investment income/(loss) to average net assets (d)                     0.62%
Portfolio turnover rate                                                             9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.60%
Ratio of net investment income/(loss) to average net assets (d)                     0.62%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Equity Income Fund                                                              Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year       Year         Year        Year
                                                                           Ended      Ended      Ended        Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002  4/30/2001    4/30/2000   4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 12.92    $ 14.59    $ 14.43      $14.70      $14.32

Income From Investment Operations:
Net investment income/(loss)                                                 0.18       0.21       0.27        0.31        0.21
Net realized and unrealized gain/(loss) on investments (b)                  (2.73)     (1.64)      0.93       (0.35)       1.19
Total from investment operations                                            (2.55)     (1.43)      1.20       (0.04)       1.40

Less Distributions from:
Net investment income                                                       (0.15)     (0.19)     (0.27)      (0.23)      (0.23)
Net realized gain on investments                                                -      (0.05)     (0.77)          -       (0.79)
Return of capital                                                           (0.02)         -          -           -           -
Total Distributions                                                         (0.17)     (0.24)     (1.04)      (0.23)      (1.02)
Net asset value, end of period                                            $ 10.20    $ 12.92    $ 14.59      $14.43      $14.70
Total return (c)                                                           (19.70)%    (9.83)%     8.64%      (0.29)%     10.62%
Net assets, end of period (in millions)                                   $   9.8    $   9.1    $   9.5      $  6.2      $ 13.2
Ratio of expenses to average net assets (d)                                  0.51%      0.50%      0.51%       0.46%       0.60%
Ratio of net investment income/(loss) to average net assets (d)              1.59%      1.61%      1.94%       1.71%       1.65%
Portfolio turnover rate                                                      63%        34%        26%         27%         13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  0.52%      0.51%      0.51%       0.52%       0.60%
Ratio of net investment income/(loss) to average net assets (d)              1.58%      1.60%      1.94%       1.65%       1.65%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Municipal Bond Fund                                                         Institutional Class Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                           Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $11.20    $10.95    $10.45    $11.47    $11.40

Income From Investment Operations:
Net investment income                                                       0.54      0.57      0.58      0.57      0.55
Net realized and unrealized gain/(loss) on investments (b)                  0.32      0.25      0.50     (1.01)     0.25
Total from investment operations                                            0.86      0.82      1.08     (0.44)     0.80

Less Distributions from:
Net investment income                                                      (0.54)    (0.57)    (0.58)    (0.57)    (0.55)
Net realized gain on investments                                               -         -         -     (0.01)    (0.18)
Total Distributions                                                        (0.54)    (0.57)    (0.58)    (0.58)    (0.73)
Net asset value, end of period                                            $11.52    $11.20    $10.95    $10.45    $11.47
Total return (c)                                                            7.81%     7.61%    10.56%    (3.78)%    7.09%
Net assets, end of period (in millions)                                   $  3.4    $  5.3    $  2.5    $  0.5    $  0.6
Ratio of expenses to average net assets (d)                                 0.48%     0.46%     0.42%     0.47%     0.51%
Ratio of net investment income to average net assets (d)                    4.72%     5.08%     5.37%     5.32%     4.78%
Portfolio turnover rate                                                     18%       65%      110%       210%      95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                 0.48%     0.51%     0.50%     0.52%     0.51%
Ratio of net investment income to average net assets (d)                    4.72%     5.03%     5.29%     5.27%     4.78%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Money Market Fund                                                             Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------
                                                                           Year      Year      Year        Year        Year
                                                                           Ended     Ended     Ended       Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003 4/30/2002 4/30/2001   4/30/2000   4/30/1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00

Income From Investment Operations:
Net investment income                                                       0.01      0.03      0.06        0.05        0.05

Less Distributions from:
Net investment income                                                      (0.01)    (0.03)    (0.06)      (0.05)      (0.05)
Net asset value, end of period                                            $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00
Total return (e)                                                            1.17%     2.54%     6.07%       5.36%       4.99%
Net assets, end of period (in millions)                                   $ 91.4    $117.8    $ 25.3      $ 12.8      $ 17.9
Ratio of expenses to average net assets (c)                                 0.48%     0.46%     0.43%       0.31%       0.49%
Ratio of net investment income to average net assets (c)                    1.18%     2.45%     5.86%       5.18%       4.76%
Portfolio turnover rate                                                     N/A       N/A       N/A         N/A         N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                 0.53%     0.54%     0.56%       0.57%       0.72%
Ratio of net investment income to average net assets (d)                    1.13%     2.37%     5.73%       4.92%       4.53%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Total investment return assumes dividend reinvestment.

[Back cover page]

THE AAL MUTUAL FUNDS

By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
        The AAL Mutual Funds
        P.O. Box 219347
        Kansas City, MO  64121-9347

By Mail (Additional Investments):
        The AAL Mutual Funds
        P.O. Box 219334
        Kansas City, MO  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        The AAL Mutual Funds
        P.O. Box 219348
        Kansas City, MO  64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-
annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year.
You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling
1-800-SEC-0330.  You also may get information about the Funds on the EDGAR database at the SEC Website (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference
Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-5075